Note 12 - Intangible Assets (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Adjustments for impairment loss recognised in profit or loss, goodwill				$ 11,092,000
Impairment of goodwill, per 1% weighted average cost of capital increased		1,500,000
Impairment of goodwill, per 10% EBITDA less than estimate in 5 years		900,000
Impairment of goodwill, 2% long-term growth rate after 5 years		1,200,000
Total intangible assets other than goodwill	9,375,000	7,930,000	9,744,000	11,920,000	$ 15,927,000
Non-controlling interests		$ 184,000
Investment in the Daisy Hill and Yoogali Solar projects in Australia [member]
Statement Line Items [Line Items]
Ownership percentage of investment		60.00%
Total intangible assets other than goodwill		$ 500,000
Percentage of intangible assets invested		100.00%
Non-controlling interests		$ 200,000
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Remaining amortisation period of intangible assets material to entity (Year)		10 years
Total intangible assets other than goodwill	3,834,000	$ 2,977,000	4,033	5,122,000	9,606,000
Brand names [member]
Statement Line Items [Line Items]
Remaining amortisation period of intangible assets material to entity (Year)		13 years
Total intangible assets other than goodwill	2,029,000	$ 1,827,000	2,092	2,443,000	2,445,000
Favorable supply contracts [Member]
Statement Line Items [Line Items]
Remaining amortisation period of intangible assets material to entity (Year)		13 years
Total intangible assets other than goodwill	$ 3,465,000	$ 3,121,000	$ 3,572,000	$ 4,171,000	$ 2,366,000
Aevitas O Holdings Limited [Member]
Statement Line Items [Line Items]
Adjustments for impairment loss recognised in profit or loss, goodwill		$ 0
Goodwill, measurement input, discount rate	8.80%	10.60%	8.80%	9.20%
Goodwill, measurement input, annual growth rate		3.00%
VivoPower PTY Limited [Member]
Statement Line Items [Line Items]
Goodwill, measurement input, discount rate	11.00%	10.90%	11.00%	12.10%
Goodwill, measurement input, annual growth rate, in five years		53.00%
Goodwill, measurement input, annual growth rate, after five years		3.00%